INCOME TAXES (Details 3) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax liabilities
Property, plant and equipment	(62,565,000)	(11,473,000)
Long-Term debt	(2,154,000)	(10,825,000)
Deferred financial assets and credits		(10,320,000)
Other	(7,189,000)
Total deferred income tax liabilities	(71,908,000)	(32,618,000)
Deferred income tax assets
Tax loss carryforwards and other credits	551,331,000	541,694,000
Asset retirement obligation	75,677,000	65,858,000
Deferred financial assets and credits	2,114,000
Marketable Securities	1,620,000	2,688,000
Other	6,697,000	4,128,000
Total deferred income tax assets	637,439,000	614,368,000
Less valuation allowance	(152,644,000)	(154,104,000)
Total deferred income tax assets, net	484,795,000	460,264,000
Net deferred income tax asset/(liability)	412,887,000	427,646,000
Current deferred income tax asset (liability)	48,500,000	9,400,000
Long-term deferred income tax asset	364,400,000	437,100,000